Income Taxes - Unrecognized Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - January 1	$ 273,000,000	$ 303,000,000
Increases related to tax positions from prior years	21,000,000	24,000,000
Decreases related to tax positions from prior years	(18,000,000)	(31,000,000)
Increases related to tax provisions taken during the current year	34,000,000	23,000,000
Settlements with tax authorities	(40,000,000)	(33,000,000)
Lapses of statutes of limitation	(20,000,000)	(13,000,000)
Total Gross unrecognized tax benefits - December 31	250,000,000	273,000,000	303,000,000
Total amount of gross unrecognized tax benefits that would affect NCR's effective tax rate if realized	131,000,000
Recognized interest and penalties expense (benefit) associated with uncertain tax positions	(4,000,000)	11,000,000	9,000,000
Interest and penalties accrued associated with uncertain tax positions	51,000,000	48,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, lower bound	20,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	25,000,000
Undistributed earnings of foreign subsidiaries	$ 1,500,000,000